Eaton Vance

Municipal Bond Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.6%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$731,066
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	405	508,955
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,589,724

		$6,829,745

Education — 14.0%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,482,782
District of Columbia, (KIPP DC), 4.00%, 7/1/39	275	301,095
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	292,056
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	414,429
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	4,550	4,989,439
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,428,857
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	768,398
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,891,940
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,365,741
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,417,176
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,254,151
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	890,671
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	11,390,500
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,107,167
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,407,105
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,659,425
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,732,200
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	200	203,826
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	559,165
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	450,626
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,534,163
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	783,143
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,692,730
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,915,325
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,538,493
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,775,750
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,261,880

		$147,508,233

Electric Utilities — 5.6%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$3,003,908
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,252,750
Michigan Public Power Agency, 5.00%, 1/1/43	700	733,467
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	521,025

Security	Principal Amount (000’s omitted)	Value
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	$16,000	$18,238,240
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	12,069,400
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	11,300	11,581,935
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	4,110	4,350,517
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,671,800

		$59,423,042

Escrowed/Prerefunded — 19.0%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,102,636
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	9,715	10,098,451
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	16,900	17,231,747
Franklin County Industrial Development Authority, PA, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,020,970
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,355,572
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,212,700
Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	808,808
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,228,360
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,156,320
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,487,411
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,510,639
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,410	1,478,441
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	4,911,947
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	5,505	5,948,318
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,682,700
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,742,126
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,750	2,873,695
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	3,750	4,227,525
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	15,500,925
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,520,700
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2011A, Prerefunded to 1/1/21, 5.00%, 1/1/32	500	518,775
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2012A, Prerefunded to 1/1/22, 5.00%, 1/1/32	12,500	13,461,625
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,710	1,813,079
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	7,545	7,926,928
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	930,763
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	793,660
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,677,555
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,079,450
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,585,920

Security	Principal Amount (000’s omitted)	Value
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	$10,000	$10,588,100
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	12,328,460

		$199,804,306

General Obligations — 31.3%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,618,710
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,496,080
California, 5.00%, 10/1/33(1)	18,800	22,011,040
California, 5.00%, 8/1/46(1)	15,000	17,759,550
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	10,000	10,252,300
Chicago, IL, 5.00%, 1/1/44	19,880	22,381,103
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,674,005
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	8,950,175
District of Columbia, 5.00%, 6/1/43(1)	12,000	14,620,200
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,542,552
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,800,200
Illinois, 4.00%, 11/1/40	15,000	15,760,800
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,555,254
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,077,820
Massachusetts, 5.00%, 9/1/38(1)	18,500	22,854,530
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	270,252
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,121,600
New York, NY, 5.00%, 10/1/32	10,000	10,962,900
Ohio, 5.00%, 2/1/37(1)	2,225	2,636,113
Oregon, 5.00%, 8/1/35(1)	6,750	7,134,210
Oregon, 5.00%, 8/1/36	1,290	1,362,601
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,217,980
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,402,575
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,961,267
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,701,375
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,178,000
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,429,457
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,715,300
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,575,227
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,671,735
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	715,016
Washington, 4.00%, 7/1/28(1)	10,000	10,638,900
Washington, 5.00%, 2/1/35(1)	23,500	26,771,905
Washington, 5.00%, 2/1/38(1)	10,000	12,216,500
Washington, 5.00%, 6/1/38(2)	1,540	1,858,149
Washington, 5.00%, 6/1/40(2)	2,500	3,002,900
Wayland, MA, 5.00%, 2/1/33	340	353,342
Wayland, MA, 5.00%, 2/1/36	510	529,508
Will County, IL, 5.00%, 11/15/45(1)	19,725	22,280,571
Winchester, MA, 5.00%, 4/15/36	160	167,296

		$330,228,998

Hospital — 11.2%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$968,553
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,000	1,046,180
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,851,332
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	5,847,296

Security	Principal Amount (000’s omitted)	Value
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$250	$276,878
Colorado Health Facilities Authority, (Adventist Health System/Sunbelt Obligated Group), 4.00%, 11/15/41(1)	7,950	8,669,475
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,607,198
Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	793,695
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	284,185
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,509,509
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,077,100
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,704,300
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,757,708
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,003,250
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,709,703
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	527,020
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	794,592
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	540,285
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	153,905
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,049,408
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,591,450
Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	255,720
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	172,519
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	623,901
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	181,944
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,755,408
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	684,045
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,120,550
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,237,960
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,933,080
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	14,808,426
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,890,736
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,435,618

		$117,862,929

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$189,751
Michigan Housing Development Authority, 3.35%, 10/1/49	2,125	2,159,000
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,051,450

		$3,400,201

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$5,033,939

		$5,033,939

Security	Principal Amount (000’s omitted)	Value
Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$718,494

		$718,494

Insured-Education — 2.4%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,017,324
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,460,456
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	21,877,128
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	1,031,940

		$25,386,848

Insured-Electric Utilities — 2.3%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,029,653
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,327,462
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	560,880
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,287,923
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,357,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,171,278
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,671,433
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	536,114
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,185,254

		$24,127,447

Insured-Escrowed/Prerefunded — 1.6%
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	$13,145	$12,796,920
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,451,072
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,484,538

		$16,732,530

Insured-General Obligations — 8.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$561,225
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	13,600	14,882,208
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,089,850
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,845,355
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	743,310
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	9,530,572
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,661,618
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,088,086
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	831,893
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,586,945
McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,484,891
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	13,977,072
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,036,856
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,813,305
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	552,610

		$87,685,796

Insured-Hospital — 0.0%(3)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$300,265

		$300,265

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,781,940
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	627,350

		$3,409,290

Insured-Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,915,967
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,750	7,827,500

		$19,743,467

Insured-Special Tax Revenue — 7.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,985,064
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	1,000	975,680
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,175,815
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,398,701
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	16,654,421
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	983,828
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	25,577,280
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	361,137
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	928,559
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,485,319
Pennsylvania Turnpike Commission, (AGM), Escrowed to Maturity, 5.25%, 7/15/30	1,435	1,937,551
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,487,800

		$75,951,155

Insured-Transportation — 8.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,772,225
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,394,845
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	2,200	2,440,746
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,938,248
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,239,010
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,276,822
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,982,842
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,509,450
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,045,500
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,000	6,652,200
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,316,370
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,397,907
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,642,583
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	812,570
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,371,299
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	486,167
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	23,532,157
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	10,192,594

		$88,003,535

Insured-Water and Sewer — 4.5%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,928,266
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,353,400

Security	Principal Amount (000’s omitted)	Value
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	$1,920	$1,616,218
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,438,180
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,577,811
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,724,115
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,265,747
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,435	2,773,781
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,970	3,373,564
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,750,625
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	1,979,010
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	635	634,994
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	890	913,416

		$47,329,127

Lease Revenue/Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$791,678
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,289,582
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,556,026
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,609,412

		$29,246,698

Other Revenue — 1.4%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,339,852
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,527,721
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,139,203

		$15,006,776

Senior Living/Life Care — 0.7%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$575,636
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,529,303
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	707,575
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	3,007,420
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	249,093

		$7,069,027

Special Tax Revenue — 19.1%
Allegheny County Port Authority, PA, 5.75%, 3/1/29	$1,500	$1,577,895
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	17,272,783
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,881,700
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	450	544,109
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,157,390
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	22,007,400
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,836,900
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,361,536
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,344,915
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,022,888
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,721,668
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,778,040

Security	Principal Amount (000’s omitted)	Value
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	$2,000	$2,380,540
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	11,202,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,553,150
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	3,120	3,475,087
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,452,600
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,223,614
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,716,781
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	15,208,310
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,069,900
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	15,403,080
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,242,780
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,119,592
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,635,638

		$201,190,996

Transportation — 17.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,155,740
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,460,071
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,845	4,393,989
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	5,940	6,780,985
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	9,887,131
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,395,951
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,444,021
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,622,800
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,467,173
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,801,500
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,750	3,809,962
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	5,000	5,740,300
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,520	1,693,508
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	12,920	13,241,579
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	143,225
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,740	3,147,849
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,522,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,138,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,213,089
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	12,150,100
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,142,953
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	15,759,100
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,643,848
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,177,365
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,097,350
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,488,937
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,855	5,665,397
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,703,925
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	299,681

		$179,188,229

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 13.5%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,555,237
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	7,131,330
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	28,994,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	17,845,350
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	2,625	2,827,099
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,345	2,532,999
Detroit, MI, Water Supply System, 5.25%, 7/1/41	3,210	3,373,935
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,085,800
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,001,150
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,387,140
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,287,987
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,300,463
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,886,300
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,065,540
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	265,873
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,639,710
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,217,840
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,140,735

		$142,538,488

Total Tax-Exempt Investments — 174.0% (identified cost $1,685,269,305)		$1,833,719,561

Other Assets, Less Liabilities — (74.0)%		$(780,118,193)

Net Assets — 100.0%		$1,053,601,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.6%
Others, representing less than 10% individually	85.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,833,719,561	$—	$1,833,719,561
Total Investments	$—	$1,833,719,561	$—	$1,833,719,561

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.